UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21252

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                           One Bryant Park, 28th Floor
                               New York, NY 10036
               (Address of principal executive offices) (Zip code)

                               Michelle Rhee, Esq.
                    Banc of America Investment Advisors, Inc.
                              One Financial Center
                                Boston, MA 02111
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-772-3333

                        DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                                               BACAP Alternative
                                                        Multi-Strategy Fund, LLC

FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2009

WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                   BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC

                              FINANCIAL STATEMENTS

                        FOR THE YEAR ENDED MARCH 31, 2009

                                    CONTENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................    1
STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL ...................    2
SCHEDULE OF INVESTMENTS ...................................................    3
STATEMENT OF OPERATIONS ...................................................    5
STATEMENT OF CHANGES IN INVESTORS' CAPITAL ................................    6
STATEMENT OF CASH FLOWS ...................................................    7
FINANCIAL HIGHLIGHTS ......................................................    8
NOTES TO FINANCIAL STATEMENTS .............................................    9
FUND GOVERNANCE (UNAUDITED) ...............................................   19

CAPITALIZED TERMS IN THESE FINANCIAL STATEMENTS THAT ARE NOT DEFINED HAVE THE MEANINGS GIVEN TO THEM IN THE FUND'S PROSPECTUS.

(PRICEWATERHOUSECOOPERS LOGO)

                                                   PRICEWATERHOUSECOOPERS LLP
                                                   PricewaterhouseCoopers Center
                                                   300 Madison Avenue
                                                   New York NY 10017
                                                   Telephone (646) 471 3000
                                                   Facsimile (813) 286 6000

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Investors of BACAP Alternative Multi-Strategy Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and investors' capital, including the schedule of investments, and the related statements of operations, of changes in investors' capital and of cash flows and the financial highlights present fairly, in all material respects, the financial position of BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") at March 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its investors' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2009 by correspondence with the custodian and portfolio funds, provide a reasonable basis for our opinion.

As explained in Note 1 to the financial statements, the investors approved the reorganization of the Fund into Excelsior Directional Hedge Fund of Funds (TI), LLC. The reorganization was effective on April 1, 2009.

As explained in Note 2 to the financial statements, the financial statements include investments held by the Fund valued at $56,613,809 (73.53% of the Fund's net assets) at March 31, 2009, the values of which have been fair valued by the Adviser, under the general supervision of the Board of Managers, in the absence of readily ascertainable market values.


/s/ PricewaterhouseCoopers LLP

May 28, 2009

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF ASSETS, LIABILITIES AND INVESTORS' CAPITAL

                                                                            MARCH 31, 2009
                                                                            --------------
ASSETS
Investments in Portfolio Funds, at fair value (cost $ 55,640,822)             $56,613,809
Cash                                                                           14,355,817
Redemptions receivable from Portfolio Funds                                    15,031,775
Interest receivable                                                                 9,025
                                                                              -----------
   TOTAL ASSETS                                                                86,010,426
                                                                              -----------
LIABILITIES
Withdrawals payable                                                             8,714,105
Professional fees payable                                                         144,539
Management fee payable                                                             88,866
Administration fee payable                                                         15,882
Accrued expenses                                                                   50,677
                                                                              -----------
   TOTAL LIABILITIES                                                            9,014,069
                                                                              -----------
      NET ASSETS                                                              $76,996,357
                                                                              ===========
INVESTORS' CAPITAL
Net capital (1)                                                               $76,023,370
Net accumulated unrealized appreciation on investments in Portfolio Funds         972,987
                                                                              -----------
      TOTAL INVESTORS' CAPITAL                                                $76,996,357
                                                                              ===========

(1) Net capital includes net capital contributions, cumulative net investment income/(losses) and net realized gains/(losses) on investments in Portfolio Funds.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS

                                                                          MARCH 31, 2009
                                                               -----------------------------------
                                                                                             % OF
                                                                                 FAIR        NET
                                                                   COST         VALUE      ASSETS*
                                                               -----------   -----------   -------
INVESTMENTS IN PORTFOLIO FUNDS
EMERGING MARKETS
   Henderson Asia Pacific Absolute Return Fund, Ltd.+          $ 5,000,000   $ 5,466,478     7.10%
   Rohatyn Group Global Opportunity Partners, L.P. (Class A)       167,351       190,474     0.25
                                                               -----------   -----------    -----
TOTAL EMERGING MARKETS                                           5,167,351     5,656,952     7.35
                                                               -----------   -----------    -----
EQUITY HEDGE
   Addison Clark Fund, L.P.                                      3,000,000     2,516,635     3.27
   Alydar Fund, L.P.++                                           5,999,169     6,877,385     8.93
   Artha Emerging Markets Fund, L.P.+++                          4,754,121     4,220,130     5.48
   Royal Capital Value Fund (QP), L.P.++                         4,693,809     4,568,236     5.93
   Seligman Tech Spectrum Fund, LLC+                             4,010,303     4,610,345     5.99
   Tiedemann/Falconer Partners, L.P.++                           4,250,000     5,301,238     6.89
                                                               -----------   -----------    -----
TOTAL EQUITY HEDGE                                              26,707,402    28,093,969    36.49
                                                               -----------   -----------    -----
EVENT DRIVEN
   American Durham, L.P.(b)                                        651,385       474,043     0.61
   Centaurus Alpha Fund, L.P.(c)                                 2,167,757     1,922,245     2.50
   DSC Acquisition LLC                                              34,744        37,735     0.05
   Halcyon Enhanced Fund, L.P.                                   2,286,706     2,245,737     2.92
   JANA Partners, L.P.(b)                                          326,041       354,455     0.46
   Strategic Value Restructuring Fund, L.P.(b)                   1,097,178       934,076     1.21
   Waterfall Eden Fund, L.P.(b)                                  3,200,000     2,733,046     3.55
                                                               -----------   -----------    -----
TOTAL EVENT DRIVEN                                               9,763,811     8,701,337    11.30
                                                               -----------   -----------    -----
MACRO
   Brevan Howard, L.P.+                                          3,086,502     5,714,798     7.42
   Drake Global Opportunities Fund, L.P.(c)                        515,756       227,911     0.30
                                                               -----------   -----------    -----
TOTAL MACRO                                                      3,602,258     5,942,709     7.72
                                                               -----------   -----------    -----

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                          MARCH 31, 2009
                                                               -----------------------------------
                                                                                             % OF
                                                                                 FAIR        NET
                                                                   COST         VALUE      ASSETS*
                                                               -----------   -----------   -------
INVESTMENTS IN PORTFOLIO FUNDS (CONTINUED)
RELATIVE VALUE
   Aristeia Partners, L.P.                                     $ 3,650,000   $ 3,537,502     4.59%
   Lydian Partners II, L.P.(a)                                   3,943,641     1,249,769     1.62
   Lydian Partners SPV, Ltd.(b)                                     56,359           475     0.00
   Vicis Capital Fund                                            2,750,000     3,431,096     4.46
                                                               -----------   -----------    -----
TOTAL RELATIVE VALUE                                            10,400,000     8,218,842    10.67
                                                               -----------   -----------    -----
      TOTAL INVESTMENTS IN PORTFOLIO FUNDS                     $55,640,822   $56,613,809    73.53%
                                                               ===========   ===========    =====

            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
                        IN PORTFOLIO FUNDS, AT FAIR VALUE

                             % of Total
Strategy           Investments in Portfolio Funds
--------           ------------------------------
Equity Hedge                    49.62%
Event Driven                    15.37%
Relative Value                  14.52%
Macro                           10.50%
Emerging Markets                 9.99%
                               ------
                               100.00%

*    Percentages are based on net assets of $76,996,357.

(a) Portfolio Fund that has suspended redemptions as of the date of this report.

(b) Portfolio Fund that has imposed limits on the redemptions on or after the date of this report.

(c) Portfolio Fund that is in process of liquidation as of the date of this report.

For Portfolio Funds representing greater than 5.00% of the Fund's net assets, the following are the redemption cycles:

+ Subject to monthly redemption cycle, subject to the Manager's ability to suspend redemptions at any time.

++ Subject to quarterly redemption cycle, subject to the Manager's ability to suspend redemptions at any time.

+++ Subject to quarterly redemption cycle, after one year lock-up provision, subject to the Manager's ability to suspend redemptions at any time.

The aggregate cost of investments for tax purposes was approximately $64,297,097. Net unrealized depreciation on investments for tax purposes was $7,683,288 consisting of $1,472,815 of gross unrealized appreciation and $9,156,103 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 73.53% of Investors' capital, have been fair valued in accordance with procedures established by the Board of Managers (See Note 2).

The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF OPERATIONS

                                                               FOR THE YEAR ENDED
                                                                 MARCH 31, 2009
                                                               ------------------
INVESTMENT INCOME
   Interest income                                                $     82,175
                                                                  ------------
      TOTAL INVESTMENT INCOME                                           82,175
                                                                  ------------
EXPENSES
   Management fees                                                   1,155,666
   Administration fees                                                  91,713
   Audit and tax service fees                                          184,758
   Legal fees                                                           83,447
   Insurance fees                                                       61,746
   Board fees                                                           36,500
   Registration fees                                                    18,780
   Miscellaneous expenses                                              101,262
                                                                  ------------
      TOTAL EXPENSES                                                 1,733,872
                                                                  ------------
      NET INVESTMENT LOSS                                           (1,651,697)
                                                                  ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS IN
   PORTFOLIO FUNDS
   Net realized gain on redemptions from investments in
      Portfolio Funds                                                1,732,461
   Change in unrealized appreciation on investments in
      Portfolio Funds                                              (12,265,654)
                                                                  ------------
      NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
         IN PORTFOLIO FUNDS                                        (10,533,193)
                                                                  ------------
NET DECREASE IN INVESTORS' CAPITAL RESULTING FROM OPERATIONS      $(12,184,890)
                                                                  ============

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CHANGES IN INVESTORS' CAPITAL

                                            AFFILIATED
                                            INVESTOR*      INVESTORS        TOTAL
                                           -----------   ------------   ------------
INVESTORS' CAPITAL AT MARCH 31, 2007       $19,798,282   $ 79,952,011   $ 99,750,293
Contributions                                3,000,000     13,148,437     16,148,437
Withdrawals                                         --    (12,989,693)   (12,989,693)
Allocation of net increase in Investors'
   capital resulting from operations            58,886        773,146        832,032
                                           -----------   ------------   ------------
INVESTORS' CAPITAL AT MARCH 31, 2008        22,857,168     80,883,901    103,741,069
Contributions                                       --      3,797,500      3,797,500
Withdrawals                                         --    (18,357,322)   (18,357,322)
Allocation of net decrease in Investors'
   capital resulting from operations        (2,868,426)    (9,316,464)   (12,184,890)
                                           -----------   ------------   ------------
INVESTORS' CAPITAL AT MARCH 31, 2009       $19,988,742   $ 57,007,615   $ 76,996,357
                                           ===========   ============   ============

*    The affiliated Investor is NB Funding Company, LLC.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
STATEMENT OF CASH FLOWS

                                                                   FOR THE YEAR ENDED
                                                                     MARCH 31, 2009
                                                                   ------------------
Cash flows from operating activities:
   Net decrease in Investors' capital resulting from operations       $(12,184,890)
   Adjustments to reconcile net decrease in Investors' capital resulting from operations to net cash provided by
      operating activities:
         Net realized gain on redemptions from investments in
            Portfolio Funds                                             (1,732,461)
         Net change in unrealized appreciation on investments in
            Portfolio Funds                                             12,265,654
         Cost of investments in Portfolio Funds                        (17,581,138)
         Proceeds from sale of investments in Portfolio Funds           37,358,581
      (Increase)/decrease in operating assets:
         Interest receivable                                                (9,025)
         Other assets                                                       44,794
      Increase/(decrease) in operating liabilities:
         Management fee payable                                            (19,310)
         Administration fee payable                                          8,876
         Professional fees payable                                          (3,425)
         Accrued expenses                                                   23,163
                                                                      ------------
            NET CASH PROVIDED BY OPERATING ACTIVITIES                   18,170,819
                                                                      ------------
Cash flows from financing activities:
   Capital contributions                                                 3,597,500
   Capital withdrawals                                                 (10,263,746)
   Decrease in restricted cash                                             620,529
                                                                      ------------
            NET CASH USED IN FINANCING ACTIVITIES                       (6,045,717)
                                                                      ------------
Net increase in cash                                                    12,125,102
Cash at beginning of year                                                2,230,715
                                                                      ------------
Cash at end of year                                                   $ 14,355,817
                                                                      ============

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FINANCIAL HIGHLIGHTS

The below ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total annual Investors' capital based on each of the twelve months ended March 31. Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period for each year ended March 31. An individual investor's return may vary from these returns based on the timing of capital contributions and withdrawals.

                                                                       YEARS ENDED MARCH 31,
                                                   -------------------------------------------------------------
                                                     2009         2008          2007          2006         2005
                                                   -------      --------      -------       -------      -------
Ratios to average Investors' capital:
Net investment loss - prior to incentive
   allocation                                        (1.77%)       (1.67%)      (2.02%)(4)    (2.49%)      (2.56%)
Incentive allocation                                  0.00%(3)      0.00%(3)     0.00%(3)      0.00%(3)    (0.03%)
                                                   -------      --------      -------       -------      -------
Net investment loss - net of incentive
   allocation                                        (1.77%)       (1.67%)      (2.02%)(4)    (2.49%)      (2.59%)
                                                   =======      ========      =======       =======      =======
Expenses (1) (5)                                      1.86%         1.81%        2.32%(4)      2.74%        2.66%
Incentive allocation (1) (5)                          0.00%(3)      0.00%(3)     0.00%(3)      0.00%(3)     0.03%
                                                   -------      --------      -------       -------      -------
Total expenses and incentive allocation (1) (5)       1.86%         1.81%        2.32%(4)      2.74%        2.69%
                                                   =======      ========      =======       =======      =======
Total return - prior to incentive allocation (2)    (12.55%)        0.66%        7.79%         6.38%        2.61%
Incentive allocation                                  0.00%(3)      0.00%(3)     0.00%(3)      0.00%(3)    (0.02%)
                                                   -------      --------      -------       -------      -------
Total return - net of incentive allocation (2)      (12.55%)        0.66%        7.79%         6.38%        2.59%
                                                   =======      ========      =======       =======      =======
Portfolio turnover rate                              20.87%        26.75%       37.40%        47.84%       61.24%
                                                   =======      ========      =======       =======      =======
Investors' capital, end of year ($000)             $76,996      $103,741      $99,750       $75,257      $71,765
                                                   =======      ========      =======       =======      =======

(1) Does not include expenses of the Portfolio Funds in which the Fund invests. The expense ratio (expense and incentive allocation ratio) is calculated for the Investors taken as a whole. The computation of such ratios based on the amount of expenses and incentive allocation assessed to an individual Investor's capital may vary from these ratios based on the timing of capital transactions.

(2) Total return is calculated for all the Investors taken as a whole, net of all fees, except where noted that performance is prior to incentive fee allocation. An individual Investor's return may vary from these returns based on the timing of capital transactions.

(3) Effective December 1, 2005, the Fund terminated the incentive fee accrual retroactively to April 1, 2005.

(4) If expenses had not been voluntarily reimbursed by the Adviser, the ratios of net investment loss and expenses to average Investors' Capital would be (2.05%) and 2.35%, respectively.

(5) The Portfolio Funds expense ratios excluding incentive fee range from 1.62% to 17.08% (unaudited). The Portfolio Funds incentive fees are generally 20% of profits generated by the Portfolio Funds.

   The accompanying notes are an integral part of these financial statements.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     BACAP Alternative Multi-Strategy Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's limited liability company interests ("Interests") have been registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund commenced investment operations on April 1, 2003.

     Banc of America Investment Advisors, Inc. ("BAIA" or the "Adviser") serves as the Fund's investment adviser and has the responsibility for the management of the business and affairs of the Fund on a daily basis. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Prior to June 13, 2005, Columbia Management Advisors, LLC ("CMA," formerly known as Banc of America Capital Management, LLC), an advisory affiliate of the Adviser, served as the investment adviser to the Fund. Investors approved the Investment Advisory Agreement with the Adviser at a meeting held on June 13, 2005.

     The investment objective of the Fund is to generate consistent long-term capital appreciation with low volatility and limited risk under a wide range of market conditions. The Fund attempts to achieve the investment objective by allocating its assets among at least 15 private investment funds, discretionary managed accounts or special purpose vehicles created for the Fund (collectively, "Portfolio Funds"). The Adviser allocates the assets of the Fund among Portfolio Funds that generally employ one or more of the following strategies: (i) Event Driven (e.g. Risk (Merger) Arbitrage, High Yield Securities, Distressed Securities and Special Situations); (ii) Relative Value (e.g. Convertible Arbitrage, Fixed Income Arbitrage, Statistical Arbitrage and Capital Structure Arbitrage); (iii) Equity Hedge; (iv) Macro; and (v) Other. There can be no assurance that the investment objective of the Fund will be achieved.

     On December 18, 2008, at a special meeting of members of the Fund ("Members"), Members approved the proposed reorganization (the "Reorganization") of the Fund into Excelsior Directional Hedge Fund of Funds (TI), LLC (the "Excelsior Fund"), a Delaware limited liability company that is registered under the 1940 Act as a closed-end, non-diversified, management investment company and is a feeder fund in a master/feeder structure. The Excelsior Fund invests substantially all of its assets in Excelsior Directional Hedge Fund of Funds Master Fund, LLC. The Reorganization became effective on April 1, 2009 (see also Note 12.)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     The following are the significant accounting policies adopted by the Fund:

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A. VALUATIONS

          The Fund's investments are valued by the Adviser as of the close of business on the last business day of each month in accordance with policies and procedures approved by the Fund's Board of Managers (the "Board"). The Fund's investments in Portfolio Funds may be subject to limitations on redemptions, including the assessment of early redemption fees. In addition, market quotations for such interests are not available. As a result, the Fund's investments in Portfolio Funds are valued at fair value, which normally will be the value determined by the managers or administrators of the Portfolio Funds, subject to a determination by the Adviser that such value represents the fair value of the investment. Such value of the Fund's interest in a Portfolio Fund generally represents the Fund's proportionate share of the net assets of the Portfolio Fund. The value of the Fund's investments in Portfolio Funds is generally increased by additional contributions to the Portfolio Funds and the Fund's share of net earnings from Portfolio Funds and decreased by withdrawals and the Fund's share of net losses from Portfolio Funds. The Fund and the Adviser rely upon audited and unaudited reports and estimates prepared by or for each Portfolio Fund and any other information that they may receive from the Portfolio Fund, which may be subject to adjustment by the Portfolio Fund or its manager or administrator. The values assigned to the Fund's investments in Portfolio Funds may not represent amounts that would ultimately be realized, as such amounts depend on future circumstances and cannot be determined until the liquidation of the Fund's interest in a Portfolio Fund. The estimated value of the Fund's interests in Portfolio Funds may differ significantly from the value received upon liquidation. Neither the Fund nor the Adviser will be able to confirm independently the accuracy of the valuations provided by Portfolio Funds or their managers or administrators.

          Portfolio Funds, or their administrators or managers, generally use an independent pricing source to value the funds' securities. Securities with no readily available market value are initially valued at cost, with subsequent adjustments to values, which reflect either meaningful third-party transactions in the private market, or fair value deemed appropriate by the Portfolio Fund or its manager or administrator. In such instances, consideration will be given to the financial condition and operating results of the issuer, the amount that the Portfolio Fund would reasonably expect to realize upon the sale of the securities and other factors deemed relevant by the Portfolio Fund or its manager or administrator.

          Some Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold all or a portion of these investments separately from the rest of their portfolio. These separate baskets of illiquid securities (the "side pockets") may be subject to restrictions on liquidation that are more strict than the liquidity restrictions applicable to general interests in the Portfolio Fund. If the Fund liquidates its interests in such a Portfolio Fund, the Fund may be required to maintain these illiquid securities for an extended period of time. The value of these baskets of illiquid securities may fluctuate significantly. In instances where such a Portfolio Fund closes its operations, the Fund may receive an 'in kind' distribution and fully remove its interests from the Portfolio Fund. As of March 31, 2009, the Fund's investments in side pockets represented 3.16% of the Fund's net assets.

          In general, most of the Portfolio Funds in which the Fund invests provide for periodic withdrawals of capital ranging from monthly to annually and, in some cases, have lock up provisions under which the

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A. VALUATIONS (CONTINUED)

          Fund may not withdraw capital for a specified period after the date of its contribution, which may be up to three years. The governing documents of Portfolio Funds generally provide that the Portfolio Fund may suspend, limit or delay the right of its investors, such as the Fund, to withdraw capital.

          B. INVESTMENTS

          The Fund's investments are reported at fair value in accordance with SFAS 157, which is defined below. The Board and the Valuation Committee have approved procedures pursuant to which the Fund values its investment in Portfolio Funds subject to the review and supervision of the Board and Valuation Committee. In accordance with these procedures, fair value of investments in the Portfolio Funds takes into consideration all available information and other factors that the Board and Valuation Committee deems pertinent. Generally, the Board and Valuation Committee will use valuations reported to the Fund by the managers of these Portfolio Funds as an input, and the Fund, Board or Valuation Committee may reasonably determine that additional factors should be considered and reflected. The value of the Fund's investments determined using the Fund's procedures may differ from the value reported by the Portfolio Fund. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

          In September 2006, the Financial Accounting Financial Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS 157 are as follows:

               - Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

               - Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

               - Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

          Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Adviser generally uses the value reported by the Portfolio Fund as the primary input to its valuation; however adjustments to the reported value may be made based on various factors, including, but not limited to, the attributes of the interest

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          B. INVESTMENTS (CONTINUED)

          held, including the rights and obligations, and any restrictions or illiquidity on such interests, and the fair value of the fund's investment portfolio or other assets and liabilities.

          An individual fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of a fund within the hierarchy is based upon the pricing transparency of that fund and does not necessarily correspond to the Adviser's perceived risk of that fund.

          Substantially all of the Fund's investments in Portfolio Funds have been classified within level 3, and the Fund generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. Assumptions used by the Fund, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Fund's results of operations.

          The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at March 31, 2009:

                                 LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                 -------   -------   -----------   -----------
Investments in Portfolio Funds     $--       $--     $56,613,809   $56,613,809
                                   ---       ---     -----------   -----------
TOTAL                              $--       $--     $56,613,809   $56,613,809
                                   ===       ===     ===========   ===========

          In addition to the table above, included in cash and cash equivalents on the Statement of Assets, Liabilities and Investors' Capital, are overnight deposits in money market mutual funds, which are classified as a Level 1 asset.

          The following table includes a rollforward of the amounts for the year ended March 31, 2009 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

BEGINNING BALANCE AS OF 3/31/08          $ 97,857,627
Realized gain/(loss)                        1,732,461
Change in unrealized
appreciation/(depreciation)               (12,265,654)
Net purchase/sales                        (30,710,625)
Net transfers in and/or out of Level 3             --
                                         ------------
ENDING BALANCE AS OF 3/31/09             $ 56,613,809
                                         ============

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          B. INVESTMENTS (CONTINUED)

          The unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. Net unrealized gains (losses) related to investments held by the Fund at March 31, 2009 are $(6,046,734).

          C. SECURITY TRANSACTIONS

          Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund and sales of Portfolio Funds are recorded as of the last day of legal ownership or participation. Purchases and sales of other securities are accounted for on the trade-date basis. Realized gains and losses are recorded at the time of disposition of the respective investment on an average cost basis.

          D. INTEREST AND DIVIDENDS

          Interest income is recognized on an accrual basis. Dividend income, if any, is recognized on the ex-dividend date.

          E. FUND EXPENSES

          The Fund bears its own expenses including, but not limited to: any taxes; investment-related expenses incurred by the Fund (e.g., fees and expenses charged by the Adviser and Portfolio Funds, placement fees, professional fees, custody and administration fees.)

          F. CASH

          Cash represents cash and cash equivalents held at SEI Private Trust Company, the Fund's custodian (the "Custodian"), and includes overnight deposits in money market mutual funds. At March 31, 2009, a total of $14,355,817 in cash was held at the Custodian. Of that amount, $488,064 was held in a segregated account related to the holdbacks on Members' withdrawals from the Fund.

          G. INCOME TAXES

          The Fund is treated as a partnership for Federal income tax purposes. No Federal or state taxes have been provided on profits of the Fund since Investors are individually required to report on their own tax return their distributive share of the Fund's taxable income or loss.

          Effective April 1, 2007, the Fund adopted the FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          G. INCOME TAXES (CONTINUED)

          would be recorded as a tax benefit or expense in the current year. The Fund has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Fund's financial statements. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended March 31, 2009. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. Federal tax returns generally remains open for returns covering fiscal years ended March 31, 2005 through March 31, 2009. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

3.   INVESTORS' CAPITAL ACCOUNTS

     A separate Capital Account is maintained for each Investor of the Fund. The increase or decrease in Investors' capital resulting from operations is allocated to each Investor at the end of each calendar month, based on its pro-rata share of aggregate capital in the Fund.

     As of the last day of each calendar month, any net profit or net loss for the calendar month, are allocated among and credited to or debited against the Capital Accounts of the Investors in accordance with their respective Capital Account balances for such calendar month.

          A. CONTRIBUTIONS

          Interests in the Fund are offered through Columbia Management Distributors, Inc. (the "Distributor") (successor to BACAP Distributors, LLC), an affiliate of the Adviser, and through selling agents exclusively to "qualified clients" as defined in the regulations under the Advisers Act.

          Investments in the Fund may be subject to a sales load of up to 3.00%. The sales load may be waived by the Fund for certain types of investors. The total sales load charged for the year ended March 31, 2009 was $2,500. In addition, the Fund may compensate selling agents for selling Interests to their customers.

          In light of the Reorganization (see Note 1 for more information), effective July 1, 2008, the Fund suspended distribution of Interests and stopped accepting contributions for Interests in the Fund.

          B. WITHDRAWALS

          The Fund from time to time offered to repurchase Interests pursuant to written tenders by Investors. Repurchases were made at such times and on such terms as were determined by the Board, in its sole discretion, and generally included an offer to repurchase a specified dollar amount of outstanding Interests. In determining whether and when the Fund should have repurchased Interests, the Board considered recommendations from the Adviser. Depending on market conditions and other factors, the Adviser typically recommended to the Board that the Fund offer to repurchase Interests from Investors twice each year, effective as of June 30 and December 31 of each year. For the year ended March 31, 2009, the Fund purchased $10,131,281 in Interests as a result of a tender offer effective as of June 30, 2008.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   INVESTORS' CAPITAL ACCOUNTS (CONTINUED)

          B. WITHDRAWALS (CONTINUED)

          The Adviser did not recommend, and the Board did not authorize, a repurchase of Interests from Investors effective December 31, 2008. In connection with the Reorganization, the Fund repurchased on March 31, 2009 the Interests of Investors that were not eligible to participate in the Reorganization. Such repurchases were in the amount of $8,226,040.

4.   INVESTMENTS IN PORTFOLIO FUNDS

     The agreements related to investments in Portfolio Funds typically provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance/incentive fees or allocations of up to 25% of net profits earned. Portfolio Funds generally provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Most of the Portfolio Funds have the contractual discretion to restrict or temporarily suspend redemptions in certain circumstances. Some Portfolio Funds may charge redemption fees. Such provisions may restrict the Fund's ability to respond to changing market conditions. None of Portfolio Funds are expected to make distributions (e.g., dividend payments to investors).

     Aggregate purchases and sales of Portfolio Funds for the year ended March 31, 2009, amounted to $17,581,138 and $48,291,763, respectively.

5.   MANAGEMENT FEES

     In consideration of services provided by the Adviser, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.25% of the net assets of the Fund as of the last day of each month, before reduction for any repurchases of Interests.

6.   ADMINISTRATION, SUB-ADMINISTRATION AND REGULATORY ADMINISTRATION AGREEMENTS

     The Fund has entered into an administration agreement with the Adviser to perform certain administration services. Under the administration agreement, the Adviser provides, or arranges to provide certain accounting, administrative, and transfer agency services to the Fund.

     Per the administration agreement, the Fund pays the Adviser a monthly administration fee computed at the annual rate of 0.07% of the net assets of the Fund before reduction for any repurchases of Interests, as well as other expenses set forth in the administration agreement. For the year ended March 31, 2009, the Fund paid an administration fee of $91,713.

     The Fund and the Adviser have contracted with SEI Investments Global Fund Services ("SEI") as Sub-Administrator to perform administration services. The Adviser pays SEI a fee at the annual rate of 0.07% of the Fund's net asset value.

     The Fund has entered into an agreement with PFPC Inc. ("PFPC") to perform regulatory administration services. The Fund pays PFPC 0.015% per year on average net assets subject to a $30,000 minimum fee.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. ADMINISTRATION, SUB-ADMINISTRATION AND REGULATORY ADMINISTRATION AGREEMENTS (CONTINUED)

     For the year ended March 31, 2009, the Fund paid $34,800 to PFPC under this agreement which is included in Miscellaneous expenses in the Statement of Operations.

7.   INVESTOR SERVICING AGREEMENT

     Prior to April 1, 2007, the Fund paid the Distributor and/or selling agents a monthly Investor Servicing fee calculated at the annual rate of 0.25% of the net assets of the Fund as of the last day of each month to compensate securities dealers and other financial intermediaries for account maintenance services under the Investor Service Plan and Investor Service Agreement. Pursuant to the Investor Service Plan, intermediaries will handle investor inquiries regarding investments in the Fund, capital account balances and report and prepare tax information, assist in the maintenance of Fund records containing Investor information, and provide other such information and services as the Distributor or Adviser may reasonably request. This Investor Servicing fee was terminated effective April 1, 2007.

8.   RELATED PARTY TRANSACTIONS

     Each member of the Board who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $6,000 plus a fee of $1,000 for each meeting attended. Any manager or officer who is an "interested person" does not receive any annual fee or other fees from the Fund. All managers are reimbursed by the Fund for reasonable out-of-pocket expenses related to performance of their duties as managers of the Fund. The Adviser or its affiliates may have banking, underwriting, lending, brokerage, or other business relationships with the portfolio companies in which the Portfolio Funds invest.

     NB Funding Company, LLC, an affiliate of Bank of America Corp., owns 25.96% of the March 31, 2009 Investors' Capital.

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATION OF CREDIT RISK, AND OTHER RISKS

     In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. To the extent that the Fund's investment activity is limited to making investments in investment funds via limited partnership interests or limited liability company holdings, the Fund's risk of loss in these investment funds is generally limited to the value of these investments reported by the Fund. To date, the Fund has only invested in such limited partnership and limited liability company interests.

     Because the Fund is a closed-end investment company, its Interests are not redeemable at the option of Investors and will not be exchangeable for interests of any other fund. Although the Board in its discretion may cause the Fund to offer from time to time to repurchase Interests at their investors' capital account value, the Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any tender offer for Interests by the Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of the Fund's outstanding Interests. Because the

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK, CONCENTRATION OF CREDIT RISK, AND OTHER RISKS (CONTINUED)

     Fund's investments in Portfolio Funds themselves have limited liquidity, the Fund may not be able to fund significant repurchases. Investors whose Interests are accepted for repurchase also bear the risk that the Fund's investors' capital may fluctuate significantly between the time that they submit their request for repurchase and the date of the repurchase.

     There are a number of other risks to the Fund. Three principal types of risk that can adversely affect the Fund's investment approach are market risk, strategy risk, and manager risk. The Fund is also subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, illiquidity, lack of diversification, and other risks for the Fund and potentially for each Portfolio Fund. Some Portfolio Funds have suspended or restricted redemptions, which increases the illiquidity risk for the Fund.

     Liquidity risk is the risk that the Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or unforeseen outflows of cash. This situation may arise due to circumstances outside of the Fund's control, such as a general market disruption or an operational problem affecting the Fund or third parties. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

     The Fund's investments in Portfolio Funds can be redeemed on a limited basis. As a result, the Fund may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements, or to respond to specific events such as deterioration in the creditworthiness of any Portfolio Fund.

10.  CONTINGENCIES AND COMMITMENTS

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11.  LITIGATION EVENT

     The events described below have not directly impacted the Fund or had any known material adverse effect on its financial position or results of operations.

     On February 9, 2005, the Distributor and certain other affiliates of the Adviser, including the former investment adviser to the Fund, entered into Assurances of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlements") and consented to the entry of cease-and-desist orders by the Securities and Exchange Commission (the "SEC") (the "SEC Orders") in connection with matters relating to mutual fund trading. Copies of the SEC Orders are available on the SEC website at http://www.sec.gov. Copies of the NYAG Settlements are available as part of the Bank of America Corporation Form 8-K filing of February 10, 2005.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11.  LITIGATION EVENT (CONTINUED)

     In connection with the events that resulted in the NYAG Settlements and SEC Orders, various parties filed suit against certain Columbia Funds (including former Nations Funds), the Trustees of the Columbia Funds (including Trustees of the former Nations Funds), FleetBoston Financial Corporation (the former parent of the Adviser) and certain of its affiliated entities and/or Bank of America Corporation and certain of its affiliated entities. More than 300 cases, including those filed against entities unaffiliated with the Columbia Funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities, were transferred to a multi-district proceeding in the Federal District Court in Maryland for consolidated or coordinated pretrial proceedings. The parties have reached settlements with respect to the claims in the actions concerning the Columbia Funds. All such settlements are subject to court approval.

12.  SUBSEQUENT EVENT

     On April 1, 2009, pursuant to Member approval of the Reorganization at the special meeting of Members held on December 18, 2008, all of the assets of the Fund were transferred to the Excelsior Fund (except for the Fund's cash, which will be transferred, net of the Fund's liabilities not assumed by the Excelsior Fund, on or before May 30, 2009), and the Excelsior Fund assumed the Fund's identified liabilities in exchange for the Excelsior Fund's issuance to the Fund of limited liability interests in the Excelsior Fund with a net asset value equal to the net asset value of the Fund's assets (net of assumed liabilities) immediately before the Reorganization, which the Fund has distributed to eligible Members in exchange for their Interests in the Fund.

     NEW ACCOUNTING PRONOUNCEMENT

     FASB Staff Position (FSP) FAS 157-4 "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly", was issued April 9, 2009 effective for interim and annual reporting periods ending after June 15, 2009, which is applied prospectively. FSP FAS 157-4 provides additional guidance in order to estimate fair value when the volume and level of activity for an asset or liability has significantly decreased. FSP FAS 157-4 also identifies conditions to consider when assessing when a transaction is not orderly. FSP 157-4 amends FAS 157 to require entities to disclose additional information regarding the inputs and valuation techniques used to measure fair value and require entities to provide disclosures for major categories of securities in a more disaggregated basis than previously had been required under FAS 157. The Fund is reviewing the position along with its impact on the financial statements.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission's website at http://www.sec.gov.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FUND GOVERNANCE (UNAUDITED)

The identity of the Managers and executive officers of BACAP Alternative Multi-Strategy Fund, LLC and brief biographical information regarding each Manager and officer during the past five years is set forth below.

                                                                                             NUMBER OF
                                                                                              FUNDS IN
                                           TERM OF                                              FUND
                            POSITION     OFFICE AND                                           COMPLEX
NAME, ADDRESS AND          HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY     OTHER DIRECTORSHIPS
YEAR OF BIRTH               THE FUND     TIME SERVED            THE PAST FIVE YEARS           MANAGER         HELD BY MANAGER
-----------------         -----------  --------------  -----------------------------------  -----------  -------------------------
                                                        INDEPENDENT MANAGERS

Thomas W. Brock           Manager      Indefinite      Chief Executive Officer, Stone            2       Liberty All-Star Equity
c/o BACAP Alternative                  term; Director  Harbor Investment Partners                        Fund and Liberty All-Star
Multi-Strategy Fund,                   since 2004      (investment firm) since April 2006;               Growth Fund, Inc.
LLC                                                    formerly, Adjunct Professor,                      (registered investment
One Bryant Park                                        Columbia University Graduate                      companies)
New York, NY 10036                                     School of Business from September
(Born 1947)                                            1998 to April 2006; Chairman,
                                                       CEO, Salomon Brothers Asset
                                                       Management, Inc. from 1993 to
                                                       1998).

Alan Brott                Manager      Indefinite      Consultant, since October 1991;           2       Stone Harbor Investment
c/o BACAP Alternative                  term; Director  Associate Professor, Columbia                     Funds (registered
Multi-Strategy Fund,                   since 2004      University Graduate School of                     investment companies)
LLC                                                    Business, since 2000. Formerly,
One Bryant Park                                        Partner with Ernst & Young for
New York, NY 10036                                     over 20 years.
(Born 1942)

Thomas G. Yellin          Manager      Indefinite      President, The Documentary Group          2       None
c/o BACAP Alternative                  term; Director  since December 2002; Executive
Multi-Strategy Fund,                   since 2004      Producer, ABC News from August
LLC                                                    1989 to December 2002.
One Bryant Park
New York, NY 10036
(Born 1954)

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FUND GOVERNANCE (UNAUDITED) (CONTINUED)

                                                                                              NUMBER OF
                                                                                              FUNDS IN
                                           TERM OF                                              FUND
                            POSITION     OFFICE AND                                           COMPLEX
NAME, ADDRESS AND          HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY     OTHER DIRECTORSHIPS
YEAR OF BIRTH               THE FUND     TIME SERVED            THE PAST FIVE YEARS           MANAGER         HELD BY MANAGER
-----------------         -----------  --------------  -----------------------------------  -----------  -------------------------
                                                             OFFICERS

David R. Bailin           President    1 year term;    Managing Director, Alternative           N/A      N/A
225 High Ridge Road                    President       Investment Solutions, Bank of
Stamford, CT 06905                     since 2007      America, since July 2007;
(Born 1959)                                            Managing Director and Head of
                                                       Alternative Investments, United
                                                       States Trust Company, N.A., from
                                                       September 2006 to June 2007; co-
                                                       founder of Martello Investment
                                                       Management, a hedge fund-of-
                                                       funds specializing in trading
                                                       strategies, from February 2002 to
                                                       September 2006; Chief Operating
                                                       Officer and Partner of Violy,
                                                       Byorum and Partners, LLC, an
                                                       investment banking firm focusing
                                                       on Latin America, from January
                                                       2000 to January 2002.

Steven L. Suss            Treasurer    1 year term;    Managing Director, Alternative           N/A      N/A
225 High Ridge Road       and Senior   Treasurer       Investment Solutions, Bank of
Stamford, CT 06905        Vice         since 2007      America, since July 2007; Director,
(Born 1960)               President                    since April 2007, Senior Vice
                                                       President, since July 2007, and
                                                       President, from April 2007 to June
                                                       2007, of UST Advisers, Inc.;
                                                       Senior Vice President, Alternative
                                                       Investment Division, United States
                                                       Trust Company, N.A., from April
                                                       2007 to June 2007; Chief Financial
                                                       Officer and Chief Compliance
                                                       Officer, Heirloom Capital
                                                       Management, L.P., from May 2002
                                                       to September 2006; Vice President
                                                       and Chief Financial Officer,
                                                       Westway Capital LLC, from
                                                       September 1997 to January 2002.

Marina Belaya             Secretary    1 year term;    Assistant General Counsel, Bank of        N/A     N/A
114 W. 47th Street                     since 2007      America, since July 2007; Vice
New York, NY 10036                                     President and Senior Attorney,
(Born 1967)                                            United States Trust Company,
                                                       N.A., from February 2006 to June
                                                       2007; Vice President, Corporate
                                                       Counsel, Prudential Financial, from
                                                       April 2005 to January 2006;
                                                       Associate, Schulte Roth & Zabel
                                                       LLP, from September 2002 to
                                                       March 2005.

BACAP ALTERNATIVE MULTI-STRATEGY FUND, LLC
FUND GOVERNANCE (UNAUDITED) (CONTINUED)

                                                                                              NUMBER OF
                                                                                              FUNDS IN
                                           TERM OF                                              FUND
                            POSITION     OFFICE AND                                           COMPLEX
NAME, ADDRESS AND          HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY     OTHER DIRECTORSHIPS
YEAR OF BIRTH               THE FUND     TIME SERVED            THE PAST FIVE YEARS           MANAGER         HELD BY MANAGER
-----------------         -----------  --------------  -----------------------------------  -----------  -------------------------
                                                             OFFICERS

Robert M. Zakem           Chief        1 year term;    GWIM Risk and Compliance                 N/A      N/A
2 World Financial Center  Compliance   since 2009      Senior Executive, Bank of
37th Floor                Officer and                  America Corp., since March 2009;
New York, NY 10281        Senior Vice                  Managing Director, Business Risk
(Born 1958)               President                    Management, Merrill Lynch & Co.,
                                                       Inc., from August 2006 to February
                                                       2009; Executive Director, Head of
                                                       Fund Services - US, UBS Financial
                                                       Services, Inc., from December
                                                       2004 to July 2006; Senior Vice
                                                       President and General Counsel,
                                                       AIG SunAmerica Asset
                                                       Management Corp., from April
                                                       1993 to November 2004.

The Statement of Additional Information contains additional information about the Board of Managers and is available, without charge, upon request, by contacting the Fund toll-free at (888) 786-9977.

ITEM 2.   CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Alan Brott is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for the fiscal years ended March 31, 2008 and March 31, 2009 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $67,000 and $70,350, respectively.

AUDIT-RELATED FEES

     (b) The aggregate fees billed for the fiscal years ended March 31, 2008 and March 31, 2009 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,500 and $5,775, respectively. Audit-related fees include certain agreed-upon procedures performed for semi-annual shareholder reports and technical research on accounting and disclosure matters.

          During the fiscal years ended March 31, 2008 and March 31, 2009, there were no Audit-Related Fees billed by the Fund's principal accountant to the Fund's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund for an engagement that related directly to the operations and financial reporting of the Fund.

TAX FEES

     (c) The aggregate fees billed for the fiscal years ended March 31, 2008 and March 31, 2009 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $50,400 and $50,400, respectively.

          During the fiscal years ended March 31, 2008 and March 31, 2009, there were no Tax Fees billed by the Fund's principal accountant to the Fund's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund for an engagement that related directly to the operations and financial reporting of the Fund.

ALL OTHER FEES

     (d) The aggregate fees billed for the fiscal years ended March 31, 2008 and March 31, 2009 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 and $0, respectively.

          During the fiscal years ended March 31, 2008 and March 31, 2009, there were no All Other Fees billed by the Fund's principal accountant to the Fund's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund for an engagement that relates directly to the operations and financial reporting of the Fund.

     (e)(1) The registrant's Audit Committee is required to pre-approve the engagement of the registrant's independent accountants to provide audit and permissible non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant ("Adviser Affiliates"), if the engagement relates directly to the operations or financial reporting of the registrant.

          The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services ("Policy"). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant's independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively "Fund Services"); (ii) non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively "Fund-related Adviser Services"); and (iii) certain other audit and non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants. Pre-approval of non-audit services to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the "de minimis" requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

          Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent directors. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

          The Policy requires the Fund Treasurer or his or her designee to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committee will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations. That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform. The Fund Treasurer or his or her designee must update the fee amounts to the extent necessary at each of the regularly scheduled meetings of the Audit Committee.

     (e)(2)The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X during the fiscal years ended March 31, 2008 and March 31, 2009 was zero.

     (f)  Not applicable.

     (g) During the fiscal years ended March 31, 2008 and March 31, 2009, respectively, aggregate non-audit fees of approximately $71.60 million and $98.80 million were billed by the registrant's principal accountant to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

     (h) The registrant's audit committee considered whether the provision of non-audit services rendered to the registrant's investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

THE FOLLOWING IS A SUMMARY OF BAIA'S PROXY VOTING POLICY (THE "POLICY") AND PROXY VOTING GUIDELINES (THE "VOTING GUIDELINES").

Banc of America Investment Advisors, Inc. ("BAIA") generally will vote all proxies of which it becomes aware, subject to certain exceptions as noted below.

BAIA's clients may invest in securities ("Alternative Investments") issued by alternative investment vehicles (i.e. hedge funds, private equity funds, and other alternative investment pools) that are structured as private limited partnerships ("LPs"), limited liability companies ("LLCs") or offshore corporations. Generally, Alternative Investment Group ("AI Group") is the platform through which BAIA provides advisory services relating to Alternative Investments. In rare cases, BAIA is requested to vote on matters relating to investments in operating companies.

The voting rights of Alternative Investments generally are rights of contract set forth in the Limited Liability Company or limited partnership agreement, in the case of LLCs and LPs, or Memorandum and Articles of Association or By-laws, in the case of offshore corporations. Also, as privately placed securities, Alternative Investments generally are not subject to the regulatory scheme applicable to public companies. Consequently, in most cases, proxies are not solicited regarding Alternative Investment vehicles. Instead, consents may be solicited from members, limited partners or shareholders. With respect to Hedge Fund Clients, it is BAIA's policy to waive its Clients' voting rights related to their investments in Underlying Funds by getting a written confirmation from each Underlying Fund that it concurs to the waiver of voting rights. This confirmation shall be obtained either at the time of investment, or at a reasonable time thereafter, by AIS sending a notification of waiver of voting rights. In no circumstances shall this confirmation be obtained after any Client, in conjunction with other Clients or affiliates of AIS, holds 5% of the outstanding interests in such Underlying Fund.

PROCESS
AI Group will vote all Alternative Investment proxies and consents in accordance with this Policy. AI Group's Investment Committee, which oversees AI Group proxies, consists of AI Group senior management, investment and operations professionals. Conflicts of interest are to be monitored and resolved as set forth in this Policy.

STANDARD FOR VOTING PROXIES
When BAIA votes proxies, it does so in a manner considered by BAIA to be in the best interest of its clients without regard to any resulting benefit or detriment to BAIA or its affiliates. The "best interest" of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as BAIA determines in its sole and absolute discretion.

CONFLICTS
From time to time, proxy-voting proposals may create or give rise to an actual or apparent conflict of interest between the interests of BAIA's clients and the interests of BAIA, its employees, ultimate parent company and/or many affiliates. BAIA and it's parent have adopted various policies and procedures designed to address any material conflicts of interest that may arise.

FOR FURTHER INFORMATION
Investors and prospective investors may obtain a copy of BAIA's Proxy Voting Policy upon request. BAIA's proxy decisions are confidential and are not available to prospective investors. Current investors who wish to obtain information concerning BAIA's proxy decisions on behalf of its clients, for the prior one-year period, may contact their designated Client Service Representative.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(b) The portfolio management decisions for the registrant (the "Fund") are made by an investment committee with representatives from portfolio management, operations, risk and other groups within Banc of America Investment Advisors, Inc. ("BAIA") and Bank of America Corporation. Below is a list of the current voting members.

DAVID R. BAILIN, born in 1959, currently serves as Senior Executive Vice President of BAIA and as Chairman of a BAIA Investment Committee (2007 to present). Further, Mr. Bailin holds or has held various positions with Bank of America and its affiliates: President of Bank of America Capital Advisors, Inc. (2007 to present), President and Director of BACAP Alternative Advisors, Inc. (2007 to present), Managing Director of Bank of America's Alternative Investment Group (2007 to present), Managing Director & Head of the Alternative Investments Division of United States Trust Company, National Association (2006 - 2007), Consultant to the Alternative Investment Group, United States Trust Company, National Association (2006); and Chairman of U.S. Trust Hedge Fund Management, Inc. (2006 to present). In addition, Mr. Bailin served as Chief Operating Officer and Co-Founder/Member of Martello Investment Management, LLP (2002 -
2006), as Chief Operating Officer and Partner of Violy, Byorum and Partners, LLC (2000 - 2002) and as Director of Global Locate LLC (2002 to present). Mr. Bailin received his B.A. degree from Amherst College and received his M.B.A from Harvard University.

SPENCER N. BOGGESS, born in 1967, currently serves as Senior Vice President of BAIA and is a member of a BAIA Investment Committee (2007 to present). Further, Mr. Boggess holds or has held various positions with Bank of America and its affiliates: Senior Vice President of Bank of America Capital Advisors, Inc. (2007 to present); Senior Vice President of BACAP Alternative Advisors, Inc. (2007 to present); President, Chief Executive Officer and Director of U.S. Trust Hedge Fund Management, Inc (President: 2004 to present; Chief Executive Officer:
2003 to present; Director 2007 to present); and Senior Vice President and Director of Research at CTC Consulting, Inc. (2000 - 2003). Mr. Boggess received his B.A. degree from the University of Virginia.

JAMES D. BOWDEN, born in 1953, currently serves as a member of a BAIA Investment Committee (2006 to present). Further, Mr. Bowden holds or has held various positions with the following Bank of America entities: Banc of America Investment Advisors, Inc. (2005 to present); and Bank of America Capital Corporation (1998 to 2004). Mr. Bowden received his B.B.A. degree in Accounting from the University of Michigan in 1975, and his M.B.A. degree in Finance/Marketing from the University of Michigan in 1977.

STEVEN L. SUSS, born in 1960, currently serves as Senior Vice President of BAIA and is a member of a BAIA Investment Committee (2007 to present). Further, Mr. Suss holds or has held various positions with Bank of America and its affiliates: Senior Vice President of Bank of America Capital Advisors, Inc. (2007 to present); Director of BACAP Alternative Advisors, Inc. (2007 to present); Senior Vice President of the Alternative Investments Division of United States Trust Company, National Association (2007); and Director and Senior Vice President of UST Advisers, Inc. (2007 to present). In addition, Mr. Suss served as Chief Financial and Chief Compliance Officer at Heirloom Capital Management, L.P. (2002 - 2007). Mr. Suss received his Bachelors degree from The University of Texas at Austin and is a Certified Public Accountant.

JOSEPH P. QUINLAN, born in 1958, currently serves as Senior Vice President and Chief Market Strategist (2005 to present) for BAIA and as a member of various BAIA Investment Committees (2006 to present). Further, Mr. Quinlan holds or has held various positions with the following Bank of America entities: Bank of America Capital Advisors, LLC (2006); and Bank of America (2003 to present). Prior to joining Bank of America, he served as Fellow, Center for Transatlantic Relations for Johns Hopkins University (2002 to 2003), and as Senior Global Economist for Morgan Stanley (1994 to 2002). Mr. Quinlan received his B.A. degree in Political Science from Niagara University in 1994, and his M.A. degree in International Political Economics and Development from Fordham University in 2002.

FRED WOFFORD, born in 1955, currently serves as the GWIM Compliance Executive supporting the Alternatives Investments Solutions group. Further, Mr. Wofford has held previous positions with Bank of America and its Affiliates. Previously he was the GWIM Compliance Executive supporting Columbia Asset Management and the Columbia Funds (2005-2008) and Vice President of BAIA, (formerly Liberty Asset Management, Inc.) and Vice President to the Liberty All-Star Funds, (2003-2005). Mr. Wofford received his B.A. in Economics from the University of Connecticut in 1978 and M.B.A. from Northeastern University in 1982

Joseph Curtin, Jr., born in 1968, currently serves as Managing Director and Head of U.S. Trust's Portfolio Analytics and Consulting Team (2007 to present) and co-chair of U.S. Trust's Asset Allocation Work Team 2009 to present. Mr. Curtin is a voting member of the Investment Strategy Committee, Fiduciary Investment Committee (2008 to present) and Bank of America's Hedge Fund Investment Committee (2009 to present). Mr. Curtin also served on the Bank of America Asset Allocation Committee (2007 through 2009). Prior to his current responsibilities, Mr. Curtin worked within the U.S. Trust Planning Infrastructure group (2000 through 2007). Prior to joining U.S. Trust, Mr. Curtin was a Senior Manager within the Financial Planning Solutions practice of PricewaterhouseCoopers (from 1996 through 2000) and Senior Consultant in the Personal Financial Services division of Price Waterhouse 1994 - 1996 and a Consultant in the International Assignment Services division of Price Waterhouse (1992 through 1994). Mr. Curtin was a tax specialist at KPMG Peat Marwick (1991 through 1992). Mr. Curtin received his B.B.A in accounting from Pace University in 1991.

The table below provides information regarding accounts (other than the registrant) managed by the investment committee voting members, as of March 31, 2009, as part of the committee or otherwise:




                                                                  NUMBER OF ACCOUNTS
                         NUMBER OF                                 MANAGED FOR WHICH   ASSETS MANAGED FOR
                         ACCOUNTS                                   ADVISORY FEE IS    WHICH ADVISORY FEE
    TYPE OF ACCOUNT       MANAGED       TOTAL ASSETS MANAGED*      PERFORMANCE-BASED  IS PERFORMANCE-BASED*

DAVID R. BAILIN
Registered Investment         1              $343,863,804                  0                   N/A
Companies

Other pooled                 15             $1,018,474,411                13              $836,364,260
investment vehicles

Other accounts                0                  N/A                       0                   N/A

SPENCER N. BOGGESS

Registered Investment         1              $343,863,804                  0                   N/A
Companies

Other pooled                 15             $1,018,474,411                13              $836,364,260
investment vehicles

Other accounts                0                  N/A                       0                   N/A

JAMES D. BOWDEN

Registered Investment         1              $343,863,804                  0                   N/A
Companies

Other pooled                 15             $1,018,474,411                13              $836,364,260
investment vehicles

Other accounts                0                  N/A                       0                   N/A

STEVEN L. SUSS

Registered Investment         1              $343,863,804                  0                   N/A
Companies

Other pooled                 15             $1,018,474,411                13              $836,364,260
investment vehicles

Other accounts                0                  N/A                       0                   N/A





                                                                  NUMBER OF ACCOUNTS
                         NUMBER OF                                 MANAGED FOR WHICH   ASSETS MANAGED FOR
                         ACCOUNTS                                   ADVISORY FEE IS    WHICH ADVISORY FEE
    TYPE OF ACCOUNT       MANAGED       TOTAL ASSETS MANAGED*      PERFORMANCE-BASED  IS PERFORMANCE-BASED*

JOSEPH P. QUINLAN
Registered Investment         1              $343,863,804                  0                   N/A
Companies

Other pooled                 15             $1,018,474,411                13              $836,364,260
investment vehicles

Other accounts                0                  N/A                       0                   N/A


FRED WOFFORD

Registered Investment         1              $343,863,804                  0                   N/A
Companies

Other pooled                 15             $1,018,474,411                13              $836,364,260
investment vehicles

Other accounts                0                  N/A                       0                   N/A

JOSEPH CURTIN

Registered Investment         1              $343,863,804                  0                   N/A
Companies

Other pooled                 15             $1,018,474,411                13              $836,364,260
investment vehicles

Other accounts                0                  N/A                       0                   N/A

*For purposes of this column, certain pooled investment vehicles have been valued as of December 31, 2008 due to the manner in which valuations are provided for these vehicle's underlying investments.

BAIA and its affiliates and their partners, officers and employees, including those involved in the investment activities and business operations of the Fund (collectively, for the purposes of this section "BAIA Affiliates"), are active participants in the global currency, equity, commodity, fixed-income and other markets in which the Fund directly or indirectly invests. As such, BAIA Affiliates are actively engaged in transactions in the same securities and other instruments in which the underlying funds selected by BAIA may invest. The proprietary activities or portfolio strategies of BAIA Affiliates and managers of underlying funds ("Fund Managers"), or the activities or strategies used for accounts managed by BAIA Affiliates or Fund Managers for other customer accounts, could conflict with the transactions and strategies employed by BAIA for the Fund or the Fund Managers for the underlying funds and could affect the prices and availability of the securities and instruments in which the Fund invests directly or indirectly through its investments in underlying funds. BAIA Affiliates' and the Fund Managers' trading activities are carried out without reference to positions held directly or indirectly by the Fund and may have an effect on the value of the positions so held or may result in their having an interest in an issuer that is adverse to that of the Fund. Neither BAIA Affiliates nor the Fund Managers are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, BAIA Affiliates and the Fund Managers may directly or indirectly compete with the Fund for appropriate investment opportunities.

BAIA Affiliates may create, write or issue derivative instruments where the counterparty is an underlying fund in which the Fund has invested or the performance of which is based on the performance of the Fund. BAIA Affiliates may keep any profits, commissions and fees accruing to them in connection with their activities for themselves and other clients, and the fees or allocations from the Fund to BAIA Affiliates are not reduced thereby.

Conflicts also may arise because the BAIA Affiliates and the Fund Managers and their respective affiliates serve as investment managers to numerous other accounts, some of which may have investment programs similar to that of the Fund or the underlying funds, as the case may be. Although BAIA manages investments on behalf of a number of other investment funds and customer accounts, investment decisions and allocations are not necessarily made in parallel among the Fund's account and the other investment funds and customer accounts. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of other accounts managed by BAIA Affiliates. Nevertheless, the BAIA Affiliates at times, and from time to time, may elect to make, on behalf of other accounts that they manage, the same investments that the Fund makes; however, these investments may not be made in parallel and the size of these investments may not be based on the capital in each account. Rather, such investments may be allocated among accounts based on perception of the appropriate risk and reward ratio for each account, the liquidity of the account at the time of the investment and on an on-going basis, and the overall portfolio composition and performance of the account. Moreover, other accounts managed by BAIA Affiliates may make investments and utilize investment strategies that may not be made or utilized by the Fund. Accordingly, the other accounts managed by BAIA or BAIA affiliates may produce results that are materially different from those experienced by the Fund. There may be similar conflicts of interest between Fund Managers and underlying funds, which could indirectly disadvantage the Fund by virtue of its investments in underlying funds.

BAIA Affiliates from time to time may invest proprietary or client capital with portfolio managers, including Fund Managers selected for the Fund, and may also invest in the same underlying funds that may be purchased for the Fund or in the Fund directly. BAIA Affiliates may have other business relationships with such Fund Managers and/or underlying funds, including without limitation prime brokerage relationships.

BAIA provides investment management services to other clients, including other multi-manager funds and managed accounts that follow investment programs substantially similar to that of the Fund. As a result, where a limited investment opportunity would be appropriate for the Fund and also for one or more of its other clients, BAIA is required to choose among the Fund and such other clients in allocating such opportunity, or to allocate less of such opportunity to the Fund than it would ideally allocate if it did not provide investment management services to other clients. In addition, BAIA may determine that an investment opportunity is appropriate for a particular client, or for itself or an affiliate, but not for the Fund. Situations may arise in which other client accounts managed by BAIA or its affiliates have made investments that would have been suitable for the Fund but, for various reasons, were not pursued by, or available to, the Fund. BAIA attempts to allocate limited investment opportunities among the Fund and its other client accounts in a manner it believes to be reasonable and equitable.

Subject to applicable law, BAIA may allocate assets of the Fund to Fund Managers affiliated with it or with which BAIA Affiliates have a business relationship, but not on terms more favorable to such Fund Managers than could be obtained through arm's length negotiation. Such business relationships could include agreements pursuant to which a BAIA Affiliate provides services to a Fund Manager and is compensated by receiving a share of such Fund Manager's revenue, including revenue based on a percentage of the Fund Manager's assets under management. BAIA Affiliates may enter into placement agent agreements with a Fund Manager, pursuant to which such Fund Manager may compensate BAIA Affiliates for referring investors (other than the Fund) to the Fund Manager.

The Fund Managers may manage other accounts and may have financial incentives to favor certain of such accounts over the Fund or the underlying funds. Any of their proprietary accounts and other customer accounts may compete with the Fund or the underlying funds for specific trades, or may hold positions opposite to positions maintained on behalf of the Fund or the underlying Funds. The Fund Managers may give advice and recommend securities to, or buy or sell securities for, their respective portfolio or managed accounts in which the Fund's assets are invested, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers even though their investment objectives may be the same as, or similar to, those of the Fund.

If a Fund Manager seeks to purchase or sell the same financial instruments for an underlying fund and other accounts managed by such Fund Manager (including managed accounts of employees and other related accounts), it is authorized to bunch orders for the underlying fund with orders of other clients and to allocate the aggregate amount of the investment purchased or sold among such accounts. When executions occur at different prices during the day, a Fund Manager generally will give participating clients the average price in that security during the day. If the amount that a Fund Manager has been able to execute in the desired price range is not sufficient to fill all of its orders, the total amount executed will be allocated to its accounts in a manner determined in the discretion of such Fund Manager to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold by the Fund Manager on behalf of an underlying fund.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

o The trading of other accounts could be used to benefit higher-fee accounts (front- running).

o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.

Other present and future activities of BAIA Affiliates, the Fund Managers and/or their affiliates may give rise to additional conflicts of interest.

Each committee member is a senior executive from business units within Bank of America's Global Wealth and Investment Management business. As such, the compensation packages for the members on the Fund's investment committee are composed of the same components used with all Bank of America senior executives: base salary, annual incentive performance bonus and equity awards. There is no direct link between any member's specific compensation with the Fund's investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and to ensure that salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Each committee member's annual bonus and equity awards are discretionary awards distributed after measuring each member's contributions against quantitative and qualitative goals relative to their individual business responsibilities. Quantitative goals are relative to the individual's business unit, and are not directly related to the performance of the Fund or any other portfolio relative to any benchmark, or to the size of the Fund. An example of a quantitative measure is associate turnover ratio. Qualitative measures may include staff management and development, process management (ex: adherence to internal and external policies), business management and strategic business input to the business platform.

There are no pre-set allocations regarding the split between salary and performance incentives resulting in the total compensation for the individual member.

As of March 31, 2009, no investment committee voting member owned any Interests in the Fund.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101), or this item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BACAP Alternative Multi-Strategy Fund, LLC


By (Signature and Title)*                   /s/ David R. Bailin
                                            -----------------------------------
                                            David R. Bailin, President
                                            (Principal Executive Officer)
Date: June 10, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ David R. Bailin
                                            -----------------------------------
                                            David R. Bailin, President
                                            (Principal Executive Officer)
Date: June 10, 2009



By (Signature and Title)*                   /s/ Steven L. Suss
                                            -----------------------------------
                                            Steven L. Suss, Treasurer
and Senior Vice President
                                            (Principal Financial Officer)
Date: June 10, 2009


* Print the name and title of each signing officer under his or her signature.